Intangible Assets - Summary of Intangible Assets (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Disclosure of intangible assets and goodwill [line items]
Carrying amount	$ 665.1	$ 741.3	$ 494.9
Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	940.4	998.6
Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	275.3	257.3
Goodwill [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	252.3	252.3	115.9
Goodwill [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	252.3	252.3
Goodwill [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	0.0	0.0
Trademark [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	164.6	216.3	197.2
Trademark [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	164.6	216.3
Trademark [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	0.0	0.0
Software and licenses [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	173.6	164.9	123.8
Software and licenses [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	322.9	308.4
Software and licenses [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	149.3	143.5
Patents [Member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	40.2	45.0	3.2
Patents [Member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	48.3	48.8
Patents [Member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	8.1	3.8
Dealer network [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	23.0	50.2	54.5
Dealer network [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	115.8	136.5
Dealer network [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	92.8	86.3
Customer relationships [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	11.4	12.6	$ 0.3
Customer relationships [member] | Cost [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	36.5	36.3
Customer relationships [member] | Accumulated depreciation [member]
Disclosure of intangible assets and goodwill [line items]
Carrying amount	$ 25.1	$ 23.7